SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	—	511,637	406,131
Sales and marketing expenses	—	77,574	110,446
General and administrative expenses	2,955,590	1,131,335	595,732
Research and development expenses	—	532,043	425,978
Total	2,955,590	2,252,589	1,538,287
Share‑based compensation related to share options (a)	2,523,105	2,252,589	1,504,025
Share‑based compensation related to restricted share units (b)	—	—	34,262
Share-based compensation related to ordinary shares (c)	432,485	—	—
Total	2,955,590	2,252,589	1,538,287

There was no income tax benefit recognized in the consolidated statements of comprehensive income (loss) for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets in the years ended December 31, 2019, 2020 and 2021.

(a)  Share-based compensations related to share options

Share Awards in 2016

In January 2016, Beijing Lianjia, the Group’s main operation entity in China prior to the Reorganization, granted certain number equity-settled share-based awards to a number of key management members with the purpose of providing incentives for their contribution to the Group. These share awards will vest over a period of four years of continuous service, with one fourth (1/4) of which vest on each anniversary of the grant date respectively. The options may be exercised at any time and are exercisable for a maximum period of 10 years after the date of grant.

In connection with the Reorganization described in Note 1(b), in August 2018, the share awards granted by the Group in 2016 were cancelled and replaced by 100,000,000 of the Company’s share options granted by the Company to these employees (“Modification Awards”) under the 2018 Share Option Plan as mentioned below; terms and conditions of the Modification Awards were not changed. Concurrently, the unvested portion of the Modification Awards were all vested immediately upon the grant. Cancellation of an award accompanied by the grant of a replacement award in connection to the Reorganization is accounted for as a modification and any incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. In relation to the Modification Awards, the Group recognized the portion of the incremental value on the grant date of the new awards. The incremental value was insignificant for the Group’s financial statements. All Modification Awards were exercised in September 2018.

20. SHARE-BASED COMPENSATION (CONTINUED)

2018 Beijing Lianjia Plan

On July 6, 2018, Beijing Lianjia, the Group’s main operation entity in China prior to the Reorganization, adopted the “2018 Employee Share Option Scheme” (the “2018 Beijing Lianjia Plan”), an equity-settled share-based compensation plan with the purpose of providing incentives and rewards to its employees, officers, directors or any other qualified persons. The maximum number of virtual shares that may be issued under the 2018 Beijing Lianjia Plan (including the share awards granted in 2016 as described above) shall be equivalent to approximately 14.01% of Beijing Lianjia’s total equity interests. The share options granted under 2018 Beijing Lianjia Plan have a contractual term of ten years from the stated vesting commencement date, and are generally scheduled to be vested over four years of continuous service subject to one of the vesting schedules below according to each option agreement:

●	25% of the total granted share options are vested on the first, second, third and fourth anniversary of the stated vesting commencement date respectively;
●	50% of the total granted share options are vested on the second anniversary of the stated vesting commencement date, and the remaining of the awards are vested in equal installments on an annual basis over the remaining vesting period.

Under the 2018 Beijing Lianjia Plan, share options granted to the employees of the Group are only exercisable upon the occurrence of an initial public offering of the Group.

Pursuant to the 2018 Beijing Lianjia Plan, certain number of share options with exercise price of US$0.00002 per share were granted to the employees of the Group. In connection with the Reorganization described in Note 1(b), in November 2019, all of the then outstanding share options granted under 2018 Beijing Lianjia Plan were cancelled and replaced by 32,428,930 share options granted by the Company to these employees under the 2018 Share Option Plan as mentioned below. As there was no additional economic benefit granted to or received from the employees in line with such exchange, the cancellation of the old award accompanied by the grant of a replacement award in connection to the Reorganization is not considered a modification to the awards, and no incremental value was recognized.

2018 Share Option Plan

On August 20, 2018, the Company adopted the “Pre-IPO Share Option Scheme” (the “2018 Share Option Plan”), an equity-settled share-based compensation plan with the purpose of providing incentives and rewards to its employees, directors and consultants of the Group who have contributed or will contribute to the Group. The maximum number of shares that may be issued under the 2018 Share Option Plan shall be 350,225,435 Class A Ordinary Shares of the Company on December 28, 2018. Share options granted under 2018 Share Option Plan have a contractual term of ten years from the stated vesting commencement date, and are generally scheduled to be vested over continuous service period of one to five years, the majority of which are subject to one of the vesting schedules below according to each option agreement:

●	25% of the total granted share options are vested on the first, second, third and fourth anniversary of the stated vesting commencement date respectively;
●	50% of the total granted share options are vested on the second anniversary of the stated vesting commencement date, and the remaining of the awards are vested in equal installments on an annual basis over the remaining vesting period;
●	30%, 30% and 40% of the total granted share options are vested on the second, third and fourth anniversary of the stated vesting commencement date respectively;
●	All granted share options are vested on the first anniversary of the stated vesting commencement date;
●	All granted share options are vested on the fifth anniversary of the stated vesting commencement date.

20. SHARE-BASED COMPENSATION (CONTINUED)

Under the 2018 Share Option Plan, share options granted to employees of the Group are only exercisable upon the occurrence of an initial public offering of the Company.

Pursuant to the 2018 Share Option Plan, the Company has granted 95,193,795 share options with exercise price of US$0.00002 per share to certain senior management members, which are all vested immediately upon the grant, and the related share based compensation costs were recognized on the grant date based on the fair value on the same date. All of the 95,193,795 share options granted under 2018 Share Option Plan were exercised immediately after vesting on November 29, 2019.

For the year ended of December 31, 2021, pursuant to 2018 Share Option Plan, the Company further granted 20,341,532 share options with exercise price of US$0.00002 per share which have a contractual term of ten years from the stated vesting commencement date, and are generally scheduled to be vested over one to five years of continuous service according to each option agreement. Under the 2018 Share Option Plan, share options granted to employees of the Group are only exercisable upon the occurrence of an initial public offering of the Company.

The following table summarizes activities of the Company’s share options under Modification Awards, 2018 Beijing Lianjia Plan and 2018 Share Option Plan as converted to the number of ordinary shares of the Company:

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2018	24,551,710	0.00002	8.65	74,499
Granted	114,844,455	0.00002
Exercised	(95,193,795)	0.00002
Forfeited	(5,779,200)	0.00002
Outstanding as of December 31, 2019	38,423,170	0.00002	8.12	144,869
Granted*	107,975,010	0.00002
Exercised	-	0.00002
Forfeited	(8,016,790)	0.00002
Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661
Granted	20,341,532	0.00002
Exercised	(57,076,970)	0.00002
Forfeited	(8,913,268)	0.00002
Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926
Vested and exercisable as of December 31, 2019	-	-	-	-
Vested and exercisable as of December 31, 2020	42,486,004	0.00002	8.29	871,529
Vested and exercisable as of December 31, 2021	10,816,028	0.00002	6.96	72,539

*165,070 options were granted to non-employee consultants in the year ended December 31, 2020.

The weighted-average grant date fair value for options granted under the 2018 Beijing Lianjia Plan and 2018 Share Option Plan during the years ended December 31, 2019, 2020 and 2021 was US$3.68, US$6.63 and US$15.65, respectively, computed using the binomial option pricing model. During the years ended December 31, 2019, 2020 and 2021, the aggregate intrinsic value of share options exercised was US$359 million, nil and US$788 million, respectively. The total share-based compensation expenses recognized for share options during the years ended December 31, 2019, 2020 and 2021 was RMB2,523 million, RMB2,253 million and RMB1,504 million.

20. SHARE-BASED COMPENSATION (CONTINUED)

The fair value of each option granted under the Company’s Share Awards in 2018 Beijing Lianjia Plan and 2018 Share Option Plan for the years ended December 31, 2019, 2020 and 2021 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	For the year ended December 31,
	2019	2020	2021
Exercise price (US$)	0.00002	0.00002	0.00002
Fair value of ordinary shares (US$)	3.04 ~ 3.77	3.77 ~ 20.67	5.51 ~ 22.33
Expected volatility	50.8% ~ 52.6%	51.6% ~ 52.1%	51.0% ~ 52.2%
Excepted term (in years)	10	10	10
Expected dividend yield	0%	0%	0%
Risk‑free interest rate	2.3% ~ 3.5%	1.1% ~ 1.6%	1.9% ~ 2.3%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2021, there was RMB3,300.6 million of unrecognized compensation expense related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 2.9 years and may be adjusted for future changes in forfeitures.

(b)  Share-based compensations related to restricted share units

2020 Share Incentive Plan

In July 2020, the Company adopted a 2020 Global Share Incentive Plan (the “2020 Share Incentive Plan”), pursuant to which the maximum number of shares of the Company available for issuance pursuant to all awards under the 2020 Share Incentive Plan (the “Award Pool”) shall initially be 80,000,000 shares, plus an annual increase on the first day of each fiscal year of the Company during the ten-year term of this plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to the lesser of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by the Board. The size of the Award Pool to be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

Pursuant to the 2020 Share Incentive Plan, 2,525,730 restricted share units have been granted to employees of the Group as of December 31, 2021, which are generally scheduled to be vested over continuous service period of one to five years, the majority of which are subject to one of the vesting schedules below according to each option agreement:

●	25% of the total granted restricted share units are vested on the first, second, third and fourth anniversary of the stated vesting commencement date respectively;
●	50% of the total granted restricted share units are vested on the second anniversary of the stated vesting commencement date, and the remaining of the awards are vested in equal installments on an annual basis over the remaining vesting period;
●	30%, 30% and 40% of the total granted restricted share units are vested on the second, third and fourth anniversary of the stated vesting commencement date respectively;
●	50% of the total granted restricted share units are vested on the first and second anniversary of the stated vesting commencement date respectively;
●	All granted restricted share units are vested on the fifth anniversary of the stated vesting commencement date.

20. SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes activities of the Company’s restricted share units under 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2020	—	—
Granted	2,525,730	11.85
Vested	—	—
Forfeited	(83,607)	15.89
Outstanding as of December 31, 2021	2,442,123	11.72

The total share-based compensation expenses recognized for restricted share units during the year ended 2021 was RMB34.3 million.

As of December 31, 2021, there was RMB150.2 million of unrecognized compensation expense related to restricted share units granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 3.5 years and may be adjusted for future changes in forfeitures.

(c) Share-based Compensation related to ordinary shares

Compensation expenses related to ordinary shares were as follows:

	For the year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Share‑based compensation at transfer of ordinary shares from employees to investors (i)	323,199	—	—
Share‑based compensation at repurchase of ordinary shares (i)	46,048	—	—
Share‑based compensation at repurchase of deemed issued shares	63,238	—	—
Total	432,485	—	—
(i)	For the detail, please refer to Note 21.